Shareholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Oct. 19, 2021	Aug. 11, 2021	Oct. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Ordinary shares authorized (in shares)				12,417,500,000	12,417,500,000	139,033,366
Ordinary shares, par value (in dollars per share)				$ 0.000004	$ 0.000004	$ 0.000004
Ordinary shares issued (in shares)					127,860,639	83,539,382
Ordinary shares outstanding (in shares)		126,675,000			127,860,639	83,539,382
Warrants outstanding (in shares)				14,074,986	14,074,986
Sale of stock, number of shares issued in transaction (in shares)		15,000,000
Sale of stock, consideration received on transaction		$ 150.0
Common Stock, Other Shares, Outstanding				129,005,167
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,800,000		7,800,000
Sale of stock, consideration received on transaction	$ 50.0		$ 50.0